SCHEDULE OF SEGMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Segment Reporting [Abstract]
Cash	$ 20,005	$ 984,245
Cash held in Trust Account		196,958,306
General and administrative costs	47,952	3,656,556
Interest earned on cash held in Trust Account		$ 7,293,022